Description of Business, Organization, and Basis of Presentation - Schedule of Operations of the VIEs (Details) - Variable Interest Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operations of the VIEs [Line Items]
Revenue	¥ 418,086,415	¥ 1,261,363,850	¥ 1,352,486,176
Net income/(loss)	¥ (103,550,301)	¥ 397,516,115	¥ 495,371,047